Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of the Company	(496,318)	(798,462)	(895,388)
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(141,078)	(954,327)	(100,267)

Net loss attributable to ordinary shareholders of the Company	(637,396)	(1,752,789)	(995,655)

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	95,445,982	112,864,452	121,650,907
Weighted average number of ordinary shares/ADSs outstanding, diluted	95,445,982	112,864,452	121,650,907
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic	(5.20)	(7.07)	(7.36)

Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic	(1.48)	(8.46)	(0.82)

Net loss per share/ADS, basic	(6.68)	(15.53)	(8.18)

Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted	(5.20)	(7.07)	(7.36)

Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted	(1.48)	(8.46)	(0.82)

Net loss per share/ADS, diluted	(6.68)	(15.53)	(8.18)